CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ 25,739,968	$ (7,654,862)	$ 11,923,199
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	7,628,005	4,443,449	7,691,043
Loss (gain) on disposal of property and equipment	(6,694)	(37,099)	5,037
Provision of bad debt	5,626	222,007	45,857
Impairment loss on cost method investment			1,509,912
Impairment loss on goodwill		20,255,242	2,998,317
Impairment loss on intangible assets		3,927	5,730,579
Change in fair value of contingent consideration for business acquisition		3,729,513	(10,894,533)
Share-based compensation	4,464,497	4,579,522	5,000,256
Loss on extinguishment of debt upon prepayment of convertible senior note		1,567,472
Amortization of the debt discount	36,297	294,543	585,627
Changes in operating assets and liabilities
Accounts receivable	(3,757,638)	2,902,691	4,855,600
Prepaid expenses and other current assets	(387,517)	3,748,469	(337,872)
Rental deposits	(233,859)	98,928	78,309
Trading securities	7,602,189	(8,339,291)	81,617
Accounts payable	(167,693)	4,780,428	(3,850,530)
Deferred revenue	(266,818)	1,347,963	2,529,804
Accrued expenses and other liabilities	2,551,298	760,161	(5,498,911)
Income tax payable	3,448,253	730,690	3,560,300
Net cash provided by operating activities	46,655,914	33,433,753	26,013,611
Investing activities:
Acquisition of businesses (net of cash acquired $2,145,792, $nil and $586,701 for 2010, 2011, and 2012)	(8,413,299)		(8,603,609)
Purchase of intangible assets	(13,666,768)
Long-term investments	(3,999,999)
Loan to third party		(21,227,812)
Loan repayment from third party	22,190,124
Purchase of held-to-maturity securities	(319,589,646)	(17,203,826)
Proceeds from disposal of held-to-maturity securities	319,293,275
Purchase of property and equipment	(1,516,362)	(1,890,271)	(1,717,930)
Proceeds from disposal of property and equipment	6,694	37,099	6,676
Restricted cash	(35,510,803)
Net cash used in investing activities	(41,206,784)	(40,284,810)	(10,314,863)
Financing activities:
Payment of contingent consideration for acquisition of business		(14,578,427)	(1,163,064)
Repurchase of ordinary shares	(14,590,355)	(2,748,579)
Proceeds from exercise of employee stock options	277,309	302,075	386,524
Prepayment of convertible senior note		(9,310,000)
Net cash used in financing activities	(14,313,046)	(26,334,931)	(776,540)
Effect of foreign exchange rate changes	47,102	5,526,757	2,959,028
Net increase (decrease) in cash and cash equivalents	(8,816,814)	(27,659,231)	17,881,236
Cash and cash equivalents, beginning of year	129,511,530	157,170,761	139,289,525
Cash and cash equivalents, end of year	120,694,716	129,511,530	157,170,761
Supplemental disclosures of cash flow information
Income taxes paid	647,839	2,561,368	3,053,601
Interest paid	26,730	358,632	508,155
Non-cash investing and financing activities:
Warrants issued in acquisition of game licenses	14,889,000
Consideration payable in connection with business acquisition	5,880,600
Contingent consideration in connection with business acquisition			40,155,908
Ordinary shares issued for business acquisitions	$ 4,230,000	$ 29,220,543	$ 14,545,600